Organization and Nature of Operations - Schedule of Major Consolidated Subsidiaries (Details)	12 Months Ended
Jun. 30, 2026
E-Home Household Service Holdings Limited [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Oct. 16, 2018
Place of Organization	Hong Kong
% of Ownership	100.00%
E-Home Household Service Technology Co., Ltd. [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Dec. 05, 2018
Place of Organization	PRC
% of Ownership	90.80%
E-Home (Pingtan) Home Service Co., Ltd. [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Apr. 01, 2014
Place of Organization	PRC
% of Ownership	100.00%
Fuzhou Bangchang Technology Co. Ltd. [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Mar. 15, 2007
Place of Organization	PRC
% of Ownership	100.00%
Fuzhou Yongheng Xin Electric Co., Ltd. (“YHX”) [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Oct. 12, 2004
Place of Organization	PRC
% of Ownership	100.00%
Fujian Happy Yijia Family Service Co., Ltd. [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Jan. 19, 2015
Place of Organization	PRC
% of Ownership	100.00%
Danyang Fumao Health development Co., Ltd. [Member]
Schedule of Major Consolidated Subsidiaries [Line Items]
Date of Incorporation	Jun. 23, 2021
Place of Organization	PRC
% of Ownership	100.00%